Fair Value - Schedule of Changes in Fair Value of Level 3 Financial Assets and Liabilities (Details) - Level 3 - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Equity Method Investments, Fair Value Option
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of financial assets at the beginning of the period	$ 457	$ 466	$ 466	$ 482
Fair value gains (losses) recognized in the Condensed Consolidated Income Statements	(4)	0	(13)	(16)
Fair value at the end of the period	453	466	453	466
Convertible loans receivable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of financial assets at the beginning of the period	33	32	32	31
Fair value gains (losses) recognized in the Condensed Consolidated Income Statements	0	0	1	1
Fair value at the end of the period	$ 33	$ 32	$ 33	$ 32